February 10, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Amendment to the Metropolitan Series Fund, Inc. (the “Fund”) Registration Statement (File Nos. 2-80751 and 811-3618)

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Fund’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A (the “Amendment”). The Amendment includes a statutory prospectus for each of the Fund’s portfolios and one SAI for the Fund. Each statutory prospectus contains revised disclosure in accordance with the recent amendments to Form N-1A. Given the extent of the changes to the Portfolios’ statutory prospectuses, they have not been marked to show changes.

The Fund is used as an underlying investment vehicle by a large number of variable annuity and variable life products offered by Metropolitan Life Insurance Company and its affiliates. These variable insurance products have a huge customer base. Due to the large volume of prospectuses to be printed, we are filing our 485(a) amendment as early as possible so that we may review comments from the staff of the SEC Division of Investment Management (the “Staff”) in time to meet our prospectus print deadlines.

In order to assure that we can consider all comments of the Staff, we respectfully request that the Staff review the Amendment and communicate any comments by March 10, 2010. A courtesy copy of this Amendment will be sent to the examiner assigned to review it.

Any questions or comments with respect to this Amendment may be directed to me at (617) 578-4036. Thank you

Very truly yours,

/s/ Michael Lawlor
Michael Lawlor

cc:	John M. Loder

Jeremy Smith